Schedule 1	12 Months Ended
Dec. 31, 2015
Schedule 1 [Abstract]
Schedule 1

SCHEDULE 1-CONDENSED BALANCE SHEETS

(in thousands US dollars, except share and per share data)

	December 31, 2014	December 31, 2015
Assets:
Cash and cash equivalents	—	66,490
Amount due from a subsidiary	—	11,738
Investments in subsidiaries and VIEs	36,012	76,968

Total assets	36,012	155,196

Liabilities:
Accrued expenses and other liabilities	—	4,369

Total liabilities	—	4,369

Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, and 100,000,000 and 117,000,000 shares issued and outstanding as of December 31, 2014 and 2015)	—	12
Additional paid-in capital	50,910	124,758
Accumulated other comprehensive loss	(249)	(3,122)
Retained (deficit)/ earnings	(14,649)	29,179

Total equity	36,012	150,827

Total liabilities and equity	36,012	155,196

SCHEDULE 1-CONDENSED STATEMENTS OF OPERATIONS

(in thousands US dollars, except share and per share data)

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015
Equity in earnings of subsidiaries and VIEs	(8,342)	(4,497)	43,880

Operating costs and expenses	—	—	(52)

Net (loss)/income	(8,342)	(4,497)	43,828

Basic and diluted net (loss)/income per share	(0.0834)	(0.0450)	0.4354

Weighted-average number of ordinary shares used in computing basic and diluted net (loss)/income per share	100,000,000	100,000,000	100,652,055

SCHEDULE 1-CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS

(in thousands US dollars, except share and per share data)

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015
Net (loss)/income	(8,342)	(4,497)	43,828
Other comprehensive income/(loss), net of tax of nil:
Foreign currency transaction adjustments	49	(299)	(2,873)
Comprehensive (loss)/income	(8,293)	(4,796)	40,955

SCHEDULE 1-CONDENSED STATEMENTS OF CHANGES IN EQUITY

(in thousands US dollars, except share and per share data)

	Ordinary shares	Ordinary shares amount	Additional paid-in capital	Accumulated other comprehensive income/(loss)	Retained (deficit)/ earnings	Total equity
Balance as of December 31, 2012	100,000,000	—	1,863	1	(1,810)	54
Capital contribution by owner	—	—	11,397	—	—	11,397
Foreign currency transaction adjustments	—	—	—	49	—	49
Net loss	—	—	—	—	(8,342)	(8,342)
Balance as of December 31, 2013	100,000,000	—	13,260	50	(10,152)	3,158
Capital contribution by owner	—	—	37,650	—	—	37,650
Foreign currency transaction adjustments	—	—	—	(299)	—	(299)
Net loss	—	—	—	—	(4,497)	(4,497)
Balance as of December 31, 2014	100,000,000	—	50,910	(249)	(14,649)	36,012
Issuance of shares on June, 25, 2015	—	10	—	—	—	10
Issuance of ordinary shares upon initial public offering (“IPO”), net of offering costs of $4,900	15,000,000	2	64,848	—	—	64,850
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000	2,000,000	—	9,000	—	—	9,000
Foreign currency transaction adjustments	—	—	—	(2,873)	—	(2,873)
Net income	—	—	—	—	43,828	43,828
Balance as of December 31, 2015	117,000,000	12	124,758	(3,122)	29,179	150,827

SCHEDULE 1-CONDENSED STATEMENTS of CASH FLOW

(in thousands US dollars, except share and per share data)

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015
Cash Flows from Operating Activities:
Net (loss)/income	(8,342)	(4,497)	43,828
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	8,342	4,497	(43,880)
Changes in operating liabilities:
Accrued expenses and other current liabilities	—	—	1,135

Net cash used in operating activities	—	—	1,083

Cash Flows from Investing Activities:
Amounts due from subsidiaries	—	—	(11,738)
Investment in a subsidiary	(11,397)	(37,650)	—

Net cash used in other investing activities	(11,397)	(37,650)	(11,738)

Cash Flows from Financing Activities:
Cash contribution from owner	11,397	37,650	10
Proceeds from initial public offering, net of offering cost	—	—	68,219
Proceeds from concurrent private placement, net of offering cost	—	—	9,000

Net cash provided by financing activities	11,397	37,650	77,229

Effect of foreign exchange rate changes	—	—	(84)

Net increase in cash and cash equivalents	—	—	66,490
Cash and cash equivalents, beginning of year	—	—	—

Cash and cash equivalents, end of year	—	—	66,490

SCHEDULE 1-NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1.	BASIS FOR PREPARATION

The condensed financial information of Yirendai Ltd. (“Yirendai”) has been prepared using the same accounting policies as set out in Yirendai's consolidated financial statements, except that Yirendai used the equity method to account for investments in its subsidiaries and variable interest entities.

2.	INVESTMENTS IN SUBSIDIARIES AND VIES

Yirendai, its subsidiaries and variable interest entities are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Yirendai stand-alone financial statements, its investments in subsidiaries and variable interest entities are reported using the equity method of accounting. The Company's share of income and losses from its subsidiaries and variable interest entities are reported as earnings from subsidiaries and variable interest entities in the accompanying condensed financial information of the Yirendai.

3.	AMOUNT DUE FROM A SUBSIDIARY

Amount due from a subsidiary represents an interest-free, unsecured and repayable on demand loan provided to Yirendai HK.